Condensed Consolidated Statements of Cashflows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (9,204,390)	$ 135,911
Adjustments to reconcile net loss (income) to cash provided by operating activities:
Gain from disposal of subsidiary	(57,813)
Loss from disposal of property, plant and equipment	44,095
Provision for credit losses	5,656,888
Impairment losses on advances to suppliers	1,920,508
Depreciation and amortization	790,724	617,343
Amortization of operating lease right-of-use assets	89,480	107,519
Share-based compensation	59,200	296,000
Amortization of deferred share-based compensation	1,106,968
Unrealized foreign currency exchange (loss)		(79,848)
Changes in operating assets and liabilities:
Accounts receivable	432,786	361,239
Inventories	(308,528)	232,466
Advances to suppliers, net	3,485,897	9,964,799
Prepaid expenses and other current assets	1,241,265	4,758,681
Long-term other receivable		(14,500,947)
Accounts payable	592,077	(1,219,138)
Operating lease liabilities	(88,226)	(128,902)
Taxes payable	143,255	(753,138)
Deferred revenue	56	(249,910)
Accrued expenses and other current liabilities	518,541	(3,837,742)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	6,422,783	(4,295,667)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditure on construction-in-progress	(4,275,444)
Proceeds from disposal of property and equipment	6,095	4,395
Net cash disposed of on disposal of subsidiary	(14,358)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(4,283,707)	4,395
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of Class A Ordinary shares		10,543,805
Proceeds from short-term loans	5,103,746	7,232,644
Proceeds from long-term loans	713,669
Repayment of short-term loans	(5,460,580)	(5,276,345)
Repayment of long-term loans	(742,215)	(124,467)
Proceeds (repayment) of borrowings from related parties	747,961	(53,393)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	362,581	12,322,244
Effect of changes of foreign exchange rates on cash	414,020	205,876
Net increase in cash and restricted cash	2,915,677	8,236,848
Cash and restricted cash, beginning of period	6,265,978	657,205
Cash and restricted cash, end of period	9,181,655	8,894,053
Supplemental disclosure of cash flow information
Cash paid for interest expenses	256,976	164,584
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities
Property and equipment additions through advances to suppliers and accounts payable	308,659
Right-of-use assets obtained in exchange for operating lease obligations	129,598
Acquisition of non-controlling interest settled through payable	$ 7,137